Janus Henderson Venture Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares/Principal/ Contract Amounts	Value
Convertible Corporate Bonds – 0%
Biotechnology – 0%
Claris Biotherapeutics Inc, 8.0000%, 7/31/26¢,§ (cost $221,444)	$221,444	$221,444
Common Stocks – 97.2%
Aerospace & Defense – 1.9%
Loar Holdings Inc*	254,092	21,895,108
Standardaero Inc*	763,957	24,179,239
Voyager Technologies Inc - Class A*,#	299,251	11,745,602
		57,819,949
Automobiles – 0.3%
Thor Industries Inc	110,793	9,839,526
Banks – 1.6%
Bancorp Inc/The*	865,744	49,321,436
Biotechnology – 11.1%
89bio Inc*	1,148,158	11,274,912
Akero Therapeutics Inc*	203,002	10,832,187
Arcellx Inc*	146,728	9,662,039
Ascendis Pharma A/S (ADR)*	155,121	26,773,885
Avidity Biosciences Inc*	670,867	19,052,623
Biohaven Ltd*	530,807	7,489,687
Bridgebio Pharma Inc*	538,027	23,232,006
Caris Life Sciences Inc*	644,791	17,228,816
Centessa Pharmacuticals PLC (ADR)*	498,852	6,554,915
Crinetics Pharmaceuticals Inc*	289,654	8,330,449
Disc Medicine Inc*	103,473	5,479,930
Halozyme Therapeutics Inc*	345,118	17,953,038
IDEAYA Biosciences Inc*	439,542	9,239,173
Insmed Inc*	318,482	32,052,028
Janux Therapeutics Inc*	291,055	6,723,370
Madrigal Pharmaceuticals Inc*	89,583	27,111,399
Mirum Pharmaceuticals Inc*	480,836	24,469,744
PTC Therapeutics Inc*	322,303	15,741,279
Revolution Medicines Inc*	469,585	17,276,032
Soleno Therapeutics Inc*	210,080	17,600,502
Travere Therapeutics Inc*	245,008	3,626,118
Vaxcyte Inc*	495,273	16,101,325
Xenon Pharmaceuticals Inc*	265,441	8,308,303
		342,113,760
Building Products – 2.6%
CSW Industrials Inc	81,201	23,290,883
Janus International Group Inc*	2,039,668	16,602,897
Zurn Water Solutions Corp	1,081,198	39,539,411
		79,433,191
Capital Markets – 2.5%
Hamilton Lane Inc	122,993	17,479,765
LPL Financial Holdings Inc	160,704	60,259,179
		77,738,944
Chemicals – 3.1%
Perimeter Solutions Inc*	2,545,253	35,429,922
Sensient Technologies Corp	606,593	59,761,542
		95,191,464
Commercial Services & Supplies – 3.9%
Brady Corp	184,670	12,552,020
CECO Environmental Corp*	874,514	24,757,491
Cimpress PLC*	199,517	9,377,299
Montrose Environmental Group Inc*	753,767	16,499,960
MSA Safety Inc	92,042	15,419,796
Rentokil Initial PLC (ADR)	1,754,424	42,106,176
		120,712,742
Construction & Engineering – 0.9%
Sterling Construction Co Inc*	126,781	29,252,180
Diversified Consumer Services – 2.7%
Stride Inc*	580,358	84,262,178
Diversified Financial Services – 3.7%
Euronet Worldwide Inc*	359,369	36,432,829
Repay Holdings Corp*	616,948	2,973,690

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Diversified Financial Services – (continued)
Shift4 Payments Inc - Class A*,#	514,610	$51,002,997
WEX Inc*	151,711	22,284,829
		112,694,345
Diversified Telecommunication Services – 1.1%
AST SpaceMobile Inc*,#	704,711	32,931,145
Electrical Equipment – 0.5%
EnerSys	173,039	14,841,555
Electronic Equipment, Instruments & Components – 4.9%
Arlo Technologies Inc*	908,614	15,410,093
Bel Fuse Inc - Class B	272,924	26,661,945
Napco Security Technologies Inc	653,368	19,398,496
Novanta Inc*	167,390	21,581,593
OSI Systems Inc*	300,838	67,646,433
		150,698,560
Entertainment – 1.4%
Atlanta Braves Holdings Inc - Class C*	714,536	33,418,849
Manchester United PLC*	568,938	10,132,786
		43,551,635
Food & Staples Retailing – 1.6%
Casey's General Stores Inc	99,471	50,757,067
Food Products – 0.4%
Mama's Creations Inc*	1,375,242	11,414,509
Health Care Equipment & Supplies – 5.3%
Beta Bionics Inc*	635,906	9,258,791
Glaukos Corp*	328,064	33,885,731
Globus Medical Inc*	629,715	37,165,779
ICU Medical Inc*	229,343	30,307,678
Lantheus Holdings Inc*	410,426	33,597,472
STERIS PLC	76,418	18,357,132
		162,572,583
Health Care Providers & Services – 1.1%
HealthEquity Inc*	224,083	23,474,935
NeoGenomics Inc*	1,308,983	9,568,666
		33,043,601
Health Care Technology – 2.0%
Doximity Inc - Class A*	401,450	24,624,943
Simulations Plus Inc	759,259	13,249,070
Waystar Holding Corp*	577,221	23,591,022
		61,465,035
Hotels, Restaurants & Leisure – 2.7%
Aramark	936,571	39,214,228
Inspired Entertainment Inc*	1,275,716	10,422,600
Monarch Casino & Resort Inc	235,315	20,340,628
Portillo's Inc - Class A*,#	1,164,718	13,592,259
		83,569,715
Household Durables – 0.5%
Dream Finders Homes Inc - Class A*,#	584,195	14,680,820
Insurance – 1.5%
BRP Group Inc - Class A*	629,344	26,942,217
RLI Corp	247,321	17,861,522
		44,803,739
Interactive Media & Services – 0.5%
Ziff Davis Inc*	509,596	15,425,471
Life Sciences Tools & Services – 0%
OmniAb Inc - 12.5 Earnout*	104,942	72,158
OmniAb Inc - 15 Earnout*	104,942	62,252
		134,410
Machinery – 7.5%
Alamo Group Inc	148,435	32,415,235
ATS Corp*	870,308	27,759,604
EnPro Industries Inc	147,326	28,220,295
Gates Industrial Corp PLC*	1,389,551	32,001,360
ITT Inc	245,239	38,460,832
Kornit Digital Ltd*	699,477	13,926,587
SPX Technologies Inc*	341,700	57,296,256
		230,080,169
Metals & Mining – 0.9%
Constellium SE*	2,177,161	28,956,241

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.3%
California Resources Corp	237,109	$10,828,768
Magnolia Oil & Gas Corp	1,290,921	29,019,904
		39,848,672
Personal Products – 2.0%
BellRing Brands Inc*	384,959	22,300,675
Oddity Tech Ltd - Class A*	516,155	38,954,218
		61,254,893
Pharmaceuticals – 2.5%
Avadel Pharmaceuticals PLC*	1,480,446	13,101,947
Edgewise Therapeutics Inc*	190,678	2,499,789
Ligand Pharmaceuticals Inc*	285,987	32,511,002
Structure Therapeutics Inc (ADR)*	262,274	5,439,563
Verona Pharma PLC (ADR)*	260,197	24,609,432
		78,161,733
Professional Services – 9.5%
Alight Inc - Class A	2,778,392	15,725,699
Asure Software Inc*,£	1,612,063	15,733,735
Broadridge Financial Solutions Inc	170,715	41,488,866
CACI International Inc - Class A*	57,748	27,528,472
CBIZ Inc*	206,867	14,834,433
CRA International Inc	119,955	22,475,968
Innodata Inc*	519,068	26,586,663
Paylocity Holding Corp*	211,858	38,386,551
SS&C Technologies Holdings Inc	857,029	70,962,001
UL Solutions Inc - Class A	244,970	17,848,514
		291,570,902
Real Estate Management & Development – 1.1%
Colliers International Group Inc - Subordinate Voting Shares	134,204	17,518,990
FirstService Corp	102,526	17,903,090
		35,422,080
Semiconductor & Semiconductor Equipment – 2.2%
MACOM Technology Solutions Holdings Inc*	121,973	17,477,511
Nova Ltd*	47,000	12,934,400
ON Semiconductor Corp*	380,287	19,930,842
PDF Solutions Inc*	742,419	15,872,918
		66,215,671
Software – 8.6%
Alkami Technology Inc*	661,762	19,945,507
Blackbaud Inc*	451,740	29,006,225
Clearwater Analytics Holdings Inc - Class A*	699,372	15,337,228
Computer Modelling Group Ltd	1,841,300	9,750,127
Consensus Cloud Solutions Inc*	744,357	17,164,872
Descartes Systems Group Inc/The*	585,574	59,490,637
Kinaxis Inc*	132,201	19,663,151
Nice Ltd (ADR)*	107,061	18,083,674
Procore Technologies Inc*	207,418	14,191,540
Tyler Technologies Inc*	58,469	34,662,762
Vertex Inc - Class A*	750,407	26,515,631
		263,811,354
Specialty Retail – 1.1%
Valvoline Inc*	891,322	33,754,364
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	674,833	33,228,777
Trading Companies & Distributors – 1.6%
Core & Main Inc - Class A*	833,445	50,298,406
Total Common Stocks (cost $1,814,334,269)		2,990,872,822
Private Placements – 0.8%
Biotechnology – 0%
Claris Biotherapeutics Inc - Series A-3*,¢,§	5,023,916	481,156
Health Care Technology – 0.2%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	8,991,217	5,819,475
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	9,628,348
IntelyCare Inc*,¢,§	384,276	972,218
		10,600,566

	Shares/Principal/ Contract Amounts	Value
Private Placements – (continued)
Software – 0.2%
Loadsmart Inc - Series A*,¢,§	140,312	$1,578,510
Loadsmart Inc - Series D*,¢,§	399,891	4,498,774
		6,077,284
Total Private Placements (cost $39,589,565)		22,978,481
Investment Companies – 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $64,990,479)	64,977,483	64,990,479
Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Investment Companies – 1.8%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	54,716,853	54,716,853
Time Deposits – 0.4%
Royal Bank of Canada, 4.3100%, 7/1/25	$12,571,496	12,571,496
Total Investments Purchased with Cash Collateral from Securities Lending (cost $67,288,349)		67,288,349
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $2,541,160, premiums paid $717,706, unrealized depreciation $(416,527), exercise price $22.50, expires 3/20/26*	1,717	301,179
Total Investments (total cost $1,987,141,812) – 102.3%		3,146,652,754
Liabilities, net of Cash, Receivables and Other Assets – (2.3)%		(70,416,782)
Net Assets – 100%		$3,076,235,972

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,739,041,504	87.0%
Canada	191,133,851	6.1
Israel	83,898,879	2.7
United Kingdom	76,848,394	2.4
Netherlands	28,956,241	0.9
Denmark	26,773,885	0.9
Total	$3,146,652,754	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Common Stocks - 0.5%
Professional Services - 0.5%
Asure Software Inc*
	$14,610,845	$212,952	$(223,398)	$(14,603)	$1,147,939	$15,733,735	1,612,063	$-
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	32,581,349	471,061,379	(438,652,249)	-	-	64,990,479	64,977,483	1,426,140
Investments Purchased with Cash Collateral from Securities Lending - 1.8%
Investment Companies - 1.8%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	20,163,878	241,860,601	(207,307,626)	-	-	54,716,853	54,716,853	185,673 ∆
Total Affiliated Investments - 4.4%
	$67,356,072	$713,134,932	$(646,183,273)	$(14,603)	$1,147,939	$135,441,067	121,306,399	$1,611,813

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	9/18/25	20,655,000	$(27,817,450)	$543,338
Canadian Dollar	9/18/25	(5,057,000)	3,709,896	(18,920)
				524,418
Barclays Capital, Inc.:
British Pound	9/18/25	58,100	(78,308)	1,468
Canadian Dollar	9/18/25	(10,595,900)	7,794,033	(18,931)
				(17,463)
Citibank, National Association:
British Pound	9/18/25	(27,874,800)	37,553,715	(720,374)
Canadian Dollar	9/18/25	(12,243,900)	8,983,846	(44,282)
				(764,656)
Goldman Sachs & Co. LLC:
British Pound	9/18/25	(14,321,000)	19,286,320	(377,435)
Canadian Dollar	9/18/25	(8,586,000)	6,306,618	(24,331)
				(401,766)
HSBC Securities (USA), Inc.:
British Pound	9/18/25	(13,376,400)	18,006,856	(359,895)
Canadian Dollar	9/18/25	(66,035,700)	48,464,008	(227,894)
				(587,789)
JPMorgan Chase Bank, National Association:
British Pound	9/18/25	(14,103,800)	18,994,546	(370,977)
Canadian Dollar	9/18/25	(57,100,500)	41,883,824	(219,643)
				(590,620)
Morgan Stanley & Co. International PLC:
British Pound	9/18/25	11,221,000	(15,112,174)	295,060
Canadian Dollar	9/18/25	16,665,000	(12,229,469)	58,589
				353,649
State Street Bank and Trust Company:
British Pound	9/18/25	1,726,000	(2,368,439)	1,482
British Pound	9/18/25	(16,795,832)	22,601,160	(460,715)
Canadian Dollar	9/18/25	(14,498,500)	10,641,140	(49,434)
				(508,667)
Total				$(1,992,894)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	2,000	55.00	USD	1/16/26	$(9,346,000)	$1,129,600	$(916,695)	$(2,046,295)
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	1,524	60.00	USD	6/18/26	(7,121,652)	1,170,610	(789,529)	(1,960,139)
Total OTC Written Options						$2,300,210	$(1,706,224)	$(4,006,434)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$100,024,567
Average amounts sold - in USD	280,915,574
Options:
Average value of option contracts purchased	626,748
Average value of option contracts written	807,675

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $23,199,925, which represents 0.8% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/2020	$8,881,908	$9,628,348	0.3%
Claris Biotherapeutics Inc, 8.0000%, 7/31/26	2/26/2025	221,444	221,444	0.0
Claris Biotherapeutics Inc - Series A-3	12/28/2023	4,811,555	481,156	0.0
IntelyCare Inc	3/29/2022	9,412,879	972,218	0.1
Kardium Inc - Series 8 Class D Preferred shares	6/6/2025	5,819,475	5,819,475	0.2
Loadsmart Inc - Series A	1/4/2022	2,665,928	1,578,510	0.1
Loadsmart Inc - Series D	1/4/2022	7,997,820	4,498,774	0.1
Total		$39,811,009	$23,199,925	0.8%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$221,444
Common Stocks
Life Sciences Tools & Services	-	134,410	-
All Other	2,990,738,412	-	-
Private Placements	-	-	22,978,481
Investment Companies	-	64,990,479	-
Investments Purchased with Cash Collateral from Securities Lending	-	67,288,349	-
OTC Purchased Options – Calls	-	301,179	-
Total Investments in Securities	$2,990,738,412	$132,714,417	$23,199,925
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	899,937	-
Total Assets	$2,990,738,412	$133,614,354	$23,199,925
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,892,831	$-
OTC Options Written, at Value	-	4,006,434	-
Total Liabilities	$-	$6,899,265	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70253 08-25